Commitments & contingencies (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Ordinary shares | shares				125,000
Ordinary shares, per share | € / shares			€ 12
Cash fees				$ 200,000
Reimbursable expenses		$ 100,000
Neu R X [Member]
IfrsStatementLineItems [Line Items]
Service fees	$ 700,000